UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA  19090-1904

(Address of principal executive offices)              (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:  11/30/2008

Date of reporting period: 05/31/2008

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2008 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Semi-Annual Report 2008

Mid-Cap Fund
Small-Cap Fund
May 31, 2008
(Unaudited)

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

Mid Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at the link below or by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2008.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Funds expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid-Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Actual (0.51)%	$1,000.00	$ 994.90	$7.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.57
Mid-Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Actual (0.86)%	$1,000.00	$ 991.40	$11.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.90	$11.33
Small-Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period**
Actual 8.53%	$1,000.00	$1,085.30	$7.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.57
Small-Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period**
Actual 8.86%	$1,000.00	$1,088.60	$9.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.80	$9.27

* Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratio (1.50% for Institutional Shares and 2.25% for Investor Shares). The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
** Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratio (1.50% for Institutional Shares and 1.84% for Investor Shares). The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Fund Expense Example

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 31, 2008 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.98%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.50%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.73%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.25%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	2.47%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.50%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	3.22%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.25%

*  The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds, and extraordinary expenses) to 1.50% of the daily average net assets of the Mid-Cap and Small-Cap Funds’ Institutional Shares, and 2.25% of the daily average net assets of the Mid-Cap and Small-Cap Funds’ Investor Shares through November 30, 2008.  Total Gross Operating Expenses (Annualized) during the six-month period from December 1, 2007 to May 31, 2008 were 2.03%, 2.78%, 2.61%, and 3.36% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares and Small-Cap Fund Investor Shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 2 & 3) sections of this report for expense related disclosure during the six month period ended May 31, 2008.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-626-3863.  Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)
As of May 31, 2008

	Shares	Market Value

Common Stock - 95.68%

Aerospace & Defense - 3.97%
Rockwell Collins, Inc.	10,000	$613,700

Commercial Services - 1.94%
* FTI Consulting, Inc.	5,000	300,300

Computers - 2.10%
* Affiliated Computer Services, Inc.	6,000	325,200

Diversified Financial Services - 0.97%
CIT Group, Inc.	15,000	150,000

Electric - 3.45%
Edison International	10,000	532,300

Electronics - 4.80%
Amphenol Corp.	9,000	419,670
* Flextronics International Ltd.	30,000	321,300
		740,970
Environmental Control - 6.97%
Republic Services, Inc.	15,000	493,950
* Stericycle, Inc.	10,000	583,000
		1,076,950
Food - 2.43%
McCormick & Co., Inc.	10,000	375,800

Gas - 4.85%
Energen Corp.	10,000	749,500

Hand & Machine Tools - 7.36%
Black & Decker Corp.	8,000	517,600
Snap-On, Inc.	10,000	619,200
		1,136,800
Healthcare - Products - 10.84%
Dentsply International, Inc.	10,000	405,400
* Henry Schein, Inc.	6,000	334,320
* Hologic, Inc.	20,000	480,600
STERIS Corp.	15,000	453,750
		1,674,070
Healthcare - Services - 3.26%
Quest Diagnostics, Inc.	10,000	504,100

Home Furnishings - 2.38%
Whirlpool Corp.	5,000	368,400

Household Products - 2.96%
Clorox Co.	8,000	457,040

Mining - 3.71%
Cameco Corp.	14,000	573,300

	Shares	Market Value

Miscellaneous Manufacturing - 4.93%
Parker Hannifin Corp.	9,000	$762,030

Oil & Gas - 4.29%
Rowan Cos., Inc.	15,000	662,250

Oil & Gas Services - 12.68%
* Cameron International Corp.	12,000	638,760
* Exterran Holdings, Inc.	7,000	514,640
* Superior Energy Services, Inc.	15,000	805,350
		1,958,750
Retail - 6.80%
* Bed Bath & Beyond, Inc.	10,000	318,600
Ross Stores, Inc.	20,000	732,400
		1,051,000
Software - 0.95%
* VeriFone Holdings, Inc.	10,000	146,800

Telecommunications - 1.51%
Citizens Communications Co.	20,000	233,200

Transportation - 2.53%
Con-way, Inc.	8,000	390,480

Total Common Stock (Cost $11,722,201)		14,782,940

INVESTMENT COMPANY - 4.15%
** Evergreen Money Market Fund Class I, 2.18%
(Cost $641,502)	641,502	641,502

Total Investments (Cost $12,363,703) - 99.83%		$15,424,442
Other Assets less Liabilities - 0.17%		25,889

Net Assets - 100.00%		$15,450,331

* Non-income producing investment.
** Rate shown represents the rate at May 31, 2008, is subject to change and resets daily.

(Continued)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)
As of May 31, 2008

Summary of Investments by Industry
Industry	% of Net Assets	Market Value

Aerospace & Defense	3.97%	$613,700
Commercial Services	1.94%	300,300
Computers	2.10%	325,200
Diversified Financial Services	0.97%	150,000
Electric	3.45%	532,300
Electronics	4.80%	740,970
Environmental Control	6.97%	1,076,950
Food	2.43%	375,800
Gas	4.85%	749,500
Hand & Machine Tools	7.36%	1,136,800
Healthcare - Products	10.84%	1,674,070
Healthcare - Services	3.26%	504,100
Home Furnishings	2.38%	368,400
Household Products	2.96%	457,040
Investment Company	4.15%	641,502
Mining	3.71%	573,300
Miscellaneous Manufacturing	4.93%	762,030
Oil & Gas	4.29%	662,250
Oil & Gas Services	12.68%	1,958,750
Retail	6.80%	1,051,000
Software	0.95%	146,800
Telecommunications	1.51%	233,200
Transportation	2.53%	390,480
Total	99.83%	$15,424,442

See Notes to Financial Statements

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2008

	Shares	Market Value

Common Stock - 86.89%

Advertising - 3.65%
* inVentiv Health, Inc.	12,000	$392,400

Biotechnology - 6.46%
* Crucell NV ADR	10,000	191,100
* Martek Biosciences Corp.	10,000	377,600
* SuperGen, Inc.	50,000	125,500
		694,200
Distribution & Wholesale - 2.38%
Watsco, Inc.	5,500	255,750

Electronics - 9.99%
* Checkpoint Systems, Inc.	8,500	220,745
* Dionex Corp.	5,000	364,600
* Itron, Inc.	5,000	487,900
		1,073,245
Engineering & Construction - 5.84%
Chicago Bridge & Iron Co. NV ADR	7,000	319,900
* Perini Corp.	8,000	307,920
		627,820
Entertainment - 2.79%
* Lions Gate Entertainment Corp.	30,000	300,300

Food - 7.73%
Del Monte Foods Co.	20,000	174,200
Tootsie Roll Industries, Inc.	10,300	263,989
* TreeHouse Foods, Inc.	15,000	391,950
		830,139
Gas - 2.85%
South Jersey Industries, Inc.	8,000	306,000

Healthcare - Services - 2.67%
* Sun Healthcare Group, Inc.	20,000	287,200

Household Products - 3.22%
WD-40 Co.	10,000	346,400

Insurance - 3.96%
Platinum Underwriters Holdings Ltd.	12,000	425,640

Internet - 2.26%
* Online Resources Corp.	25,000	242,500

Mining - 2.27%
Kinross Gold Corp.	12,235	244,333

	Shares	Market Value

Oil & Gas - 9.31%
Cabot Oil & Gas Corp.	6,000	$361,500
* McMoRan Exploration Co.	20,000	638,400
		999,900
Oil & Gas Services - 5.75%
Gulf Island Fabrication, Inc.	7,000	289,660
* ION Geophysical Corp.	20,000	327,800
		617,460
Pharmaceuticals - 2.92%
* VCA Antech, Inc.	10,000	313,700

Pipelines - 2.42%
* Eagle Rock Energy Partners LP	15,000	259,800

Real Estate Investment Trust - 4.98%
National Retail Properties, Inc.	11,000	249,810
Rayonier, Inc.	6,000	284,760
		534,570
Semiconductors - 1.44%
* Brooks Automation, Inc.	15,225	155,143

Telecommunications - 2.18%
* Arris Group, Inc.	25,000	234,000

Water - 1.82%
Southwest Water Co.	18,940	195,082

Total Common Stock (Cost $7,645,938)		9,335,582

INVESTMENT COMPANY - 13.12%
** Evergreen Money Market Fund Class I, 2.18%
(Cost $1,409,600)	1,409,600	1,409,600

Total Investments (Cost $9,055,538) - 100.01%		$10,745,182
Liabilities in excess of Other Assets, net - (0.01)%		(565)

Net Assets - 100.00%		$10,744,617

* Non-income producing investment.
** Rate shown represents the rate at May 31, 2008, is
subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depository Receipts
NV - Naamloze Vennootschap (Dutch)
(Continued)

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2008

Summary of Investments by Industry
Industry	% of Net Assets	Market Value

Advertising	3.65%	$392,400
Biotechnology	6.46%	694,200
Distribution & Wholesale	2.38%	255,750
Electronics	9.99%	1,073,245
Engineering & Construction	5.84%	627,820
Entertainment	2.79%	300,300
Food	7.73%	830,139
Gas	2.85%	306,000
Healthcare - Services	2.67%	287,200
Household Products	3.22%	346,400
Insurance	3.96%	425,640
Internet	2.26%	242,500
Investment Company	13.12%	1,409,600
Mining	2.27%	244,333
Oil & Gas	9.31%	999,900
Oil & Gas Services	5.75%	617,460
Pharmaceuticals	2.92%	313,700
Pipelines	2.42%	259,800
Real Estate Investment Trust	4.98%	534,570
Semiconductors	1.44%	155,143
Telecommunications	2.18%	234,000
Water	1.82%	195,082
Total	100.01%	$10,745,182

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

As of May 31, 2008	Mid-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$12,363,703	$9,055,538
Investments, at value (note 1)	15,424,442	10,745,182
Receivables:
Dividends and Interest	15,149	2,629
Fund shares sold	9,362	—
Prepaid expenses	8,291	5,098
Total assets	15,457,244	10,752,909

Liabilities:
Payables:
Due to administrator (note 2)	956	744
Other liabilities and accrued expenses	5,957	7,548
Total liabilities	6,913	8,292

Net Assets	$15,450,331	$10,744,617

Net Assets consist of:
Capital (par value and paid in surplus)	12,489,448	8,546,985
Accumulated net investment loss	(139,537)	(24,676)
Accumulated undistributed net realized capital gains	39,681	532,664
Net unrealized appreciation on investments	3,060,739	1,689,644

Total Net Assets	$15,450,331	$10,744,617

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	820,278	585,955
Net Assets - Institutional Shares	$15,079,855	$10,606,980
Net Asset Value, Maximum Offering and Redemption Price Per Shares	$18.38	$18.10

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	22,479	7,874
Net Assets - Investor Shares	$370,476	$137,637
Net Asset Value and Redemption Price Per Share	$16.48	$17.48
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$16.99
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$18.02

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF OPERATIONS (Unaudited)

For the six month period ended May 31, 2008	Mid-Cap Fund	Small-Cap Fund

Investment income:
Dividends	$6,459	$32,514
Foreign withholding tax	(226)	(151)
Interest	11,901	12,531
Total Investment Income	18,134	44,894

Expenses:
Advisory fees (note 2)	74,392	46,226
Distribution and Service (12b-1) fees - Investor Shares (note 3)	1,367	479
Legal fees	10,171	10,620
Audit and tax preparation fees	8,001	8,001
Administration fees (note 2)	12,376	12,163
Fund accounting fees (note 2)	17,838	17,564
Transfer agent fees (note 2)	12,534	12,444
Compliance services fees	1,813	1,844
Registration and filing administration fees (note 2)	4,816	2,897
Custody fees (note 2)	2,637	2,749
Trustees' fees and meeting expenses	1,100	1,100
Securities pricing fees	1,400	1,374
Printing fees	800	750
Other operating expenses	2,718	2,731
Total Expenses	151,963	120,942
Less:
Expenses reimbursed by Advisor (note 2)	—	(4,882)
Advisory fees waived (note 2)	(39,006)	(46,226)
Distribution and service fees waived (note 3)	—	(264)
Net Expenses	112,957	69,570

Net Investment Loss	(94,823)	(24,676)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	96,613	533,959
Net change in unrealized appreciation on investments	(88,686)	269,532
Net Realized and Unrealized Gain on Investments	7,927	803,491

Net (Decrease) Increase in Net Assets Resulting from Operations	$(86,896)	$778,815

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund
For the six month period ended or fiscal year ended	May 31, 2008 (a)	November 30, 2007

Decrease in Net Assets
Operations:
Net investment loss	$(94,823)	$(13,042)
Net realized gain on investments	96,613	2,330,116
Net change in unrealized appreciation (depreciation) on investments	(88,686)	(341,731)
Net (Decrease) Increase in Net Assets Resulting from Operations	(86,896)	1,975,343

Distributions to shareholders from: (note 5)
Net investment income
Institutional Shares	(43,700)	—
Investor Shares	(1,014)	—
Net realized gain from investment transactions
Institutional Shares	(2,210,532)	(471,575)
Investor Shares	(60,654)	(12,914)
Decrease in Net Assets Resulting from Distributions	(2,315,900)	(484,489)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	27,454	36,291
Reinvested dividends and distributions	2,084,280	439,973
Shares repurchased	(220,667)	(3,052,417)
Investor Shares
Shares sold	19,063	18,173
Reinvested dividends and distributions	61,668	12,914
Shares repurchased	(33,519)	(85,733)
Increase (Decrease) from Capital Share Transactions	1,938,279	(2,630,799)

Net Decrease in Net Assets	(464,517)	(1,139,945)

Net Assets:
Beginning of period	15,914,848	17,054,793
End of period	$15,450,331	15,914,848

Accumulated Net Investment Loss	$(139,537)	$—

(a) Unaudited.

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund
For the six month period ended or fiscal year ended	May 31, 2008 (a)	November 30, 2007

Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(24,676)	$(26,480)
Net realized gain on investments	533,959	1,529,790
Net change in unrealized appreciation (depreciation) on investments	269,532	(1,356,235)
Net Increase in Net Assets Resulting from Operations	778,815	147,075

Distributions to shareholders from: (note 5)
Net realized gain from investment transactions
Institutional Shares	(1,483,718)	(7,763)
Investor Shares	(20,887)	(367,669)
Decrease in Net Assets Resulting from Distributions	(1,504,605)	(375,432)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	1,002,600	48,150
Reinvested dividends and distributions	1,217,124	301,881
Shares repurchased	(167,510)	(973,825)
Investor Shares
Shares sold	—	—
Reinvested dividends and distributions	20,887	7,763
Shares repurchased	—	(73,767)
Increase (Decrease) from Capital Share Transactions	2,073,101	(689,798)

Net Increase (Decrease) in Net Assets	1,347,311	(918,155)

Net Assets:
Beginning of period	9,397,306	10,315,461
End of period	$10,744,617	$9,397,306

Accumulated Net Investment Loss	$(24,676)	$—

(a) Unaudited.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended

	Institutional Shares

			November 30,
	May 31, 2008 (a)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$21.71		$19.65	$19.51	$18.88	$16.27	$13.81

Investment Operations:
Net investment loss	(0.11)		(0.01)	(0.10)	(0.06)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on
investments	(0.08)		2.65	1.90	1.82	2.68	2.48
Total from investment operations	(0.19)		2.64	1.80	1.76	2.61	2.46

Less Distributions:
From net investment income	(0.05)		—	—	—	—	—
From capital gains	(3.09)		(0.58)	(1.66)	(1.13)	—	—
Total distributions	(3.14)		(0.58)	(1.66)	(1.13)	—	—

Net Asset Value, End of Period	$18.38		$21.71	$19.65	$19.51	$18.88	$16.27

Total Return (d)	(0.51)%		13.84%	9.81%	9.93%	15.97%	17.89%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)	$15,080		$15,525	$16,643	$13,148	$12,132	$8,939
Ratio of Gross Expenses to Average Net Assets (c)	2.03%	(b)	1.98%	1.95%	2.19%	2.22%	2.79%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss	(1.26)%	(b)	(0.07)%	(0.54)%	(0.32)%	(0.37)%	(0.17)%
Portfolio turnover rate	19.55%		48.53%	54.05%	72.76%	56.56%	83.42%

(a)	Unaudited.
(b)	Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Total return is not annualized.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended

	Investor Shares

			November 30,
	May 31, 2008 (a)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$19.85		$18.15	$18.24	$17.86	$15.51	$13.26

Investment Operations:
Net investment loss	(0.16)		(0.16)	(0.25)	(0.20)	(0.20)	(0.13)
Net realized and unrealized gain (loss) on
investments	(0.08)		2.44	1.82	1.71	2.55	2.38
Total from investment operations	(0.24)		2.28	1.57	1.51	2.35	2.25

Distributions:
From net investment income	(0.04)		—	—	—	—	—
From capital gains	(3.09)		(0.58)	(1.66)	(1.13)	—	—
Total distributions	(3.13)		(0.58)	(1.66)	(1.13)	—	—

Net Asset Value, End of Period	$16.48		$19.85	$18.15	$18.24	$17.86	$15.51

Total Return (d)	(0.86)%		12.98%	9.18%	9.05%	15.15%	16.97%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)	$370		$390	$412	$438	$492	$494
Ratio of Gross Expenses to Average Net Assets (c)	2.78%	(b)	2.73%	2.70%	2.96%	2.97%	3.55%
Ratio of Net Expenses to Average Net Assets (c)	2.25%	(b)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss	(2.02)%	(b)	(0.82)%	(1.29)%	(1.05)%	(1.11)%	(0.92)%
Portfolio turnover rate	19.55%		48.53%	54.05%	72.76%	56.56%	83.42%

(a)	Unaudited.
(b)	Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Total return does not reflect payment of sales charge and is not annualized.

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended

	Institutional Shares

			November 30,
	May 31, 2008 (a)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$19.83		$20.34	$18.39	$16.45	$15.09	$12.12

Investment Operations:
Net investment loss	(0.05)		(0.05)	(0.12)	(0.08)	(0.05)	(0.04)
Net realized and unrealized gain on
investments	1.49		0.32	2.62	2.02	1.59	3.01
Total from investment operations	1.44		0.27	2.50	1.94	1.54	2.97

Distributions:
From capital gains	(3.17)		(0.78)	(0.55)	—	(0.18)	—
Total distributions	(3.17)		(0.78)	(0.55)	—	(0.18)	—

Net Asset Value, End of Period	$18.10		$19.83	$20.34	$18.39	$16.45	$15.09

Total Return (d)	8.53%		1.38%	14.02%	11.79%	10.31%	24.50%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)	$10,607		$9,271	$10,119	$8,517	$6,684	$2,715
Ratio of Gross Expenses to Average Net Assets (c)	2.61%	(b)	2.47%	2.54%	2.92%	3.74%	8.06%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss	(0.53)%	(b)	(0.26)%	(0.62)%	(0.50)%	(0.42)%	(0.37)%
Portfolio turnover rate	18.54%		56.60%	40.88%	23.25%	58.67%	61.51%

(a)	Unaudited.
(b)	Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Total return is not annualized.

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six month period or fiscal year ended

	Investor Shares

			November 30,
	May 31, 2008 (a)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$19.21		$19.80	$17.94	$16.08	$14.76	$11.88

Investment Operations:
Net investment loss	(0.07)		(0.14)	(0.17)	(0.12)	(0.07)	(0.04)
Net realized and unrealized gain on
investments	1.51		0.33	2.58	1.98	1.57	2.92
Total from investment operations	1.44		0.19	2.41	1.86	1.50	2.88

Distributions:
From capital gains	(3.17)		(0.78)	(0.55)	—	(0.18)	—
Total distributions	(3.17)		(0.78)	(0.55)	—	(0.18)	—

Net Asset Value, End of Period	$17.48		$19.21	$19.80	$17.94	$16.08	$14.76

Total Return (d)	8.86%		1.00%	13.87%	11.57%	10.26%	24.14%

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)	$138		$126	$196	$172	$100	$91
Ratio of Gross Expenses to Average Net Assets (c)	3.36%	(b)	3.22%	3.29%	3.64%	4.34%	8.25%
Ratio of Net Expenses to Average Net Assets (c)	1.84%	(b)	1.84%	1.80%	1.76%	1.58%	1.52%
Ratio of Net Investment Loss	(0.84)%	(b)	(0.60)%	(0.92)%	(0.78)%	(0.49)%	(0.37)%
Portfolio turnover rate	18.54%		56.60%	40.88%	23.25%	58.67%	61.51%

(a)	Unaudited.
(b)	Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Total return does not reflect payment of sales charge and is not annualized.

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2008

1.    Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund” and “Small-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of medium-capitalization companies, consisting of common and preferred stocks and securities convertible into common stocks.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation with a secondary consideration of current income through investment in equity securities of small capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks.

Each Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees” ) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2008

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of the contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Effective December 1, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48) – “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of and during the six month period ended May 31, 2008, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations.  During the six month period, the Funds did not incur any interest or penalties.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2008

2.    Agreements

Advisor
The Funds pay a monthly advisory fee to Capital Management Associates, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 2 provided below. The Advisor has entered into contractual agreements (“Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds for the current period. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years and the current six month period are listed below in Table 1. The Advisor may recapture the amount no later than November 30 of the corresponding year listed below. The expense limitation percentages, as well as the Advisory fees waived and expenses reimbursed for the current period, are included in Table 2.

Table 1
Fund	2011	2010	2009	2008
Mid-Cap Fund	$39,006	$73,947	$73,673	$89,307
Small-Cap Fund	$51,108	$96,010	$100,092	$111,487

Table 2
Advisor Fees		Expense Limitation Ratio
Average Net Assets	Rate		Mid-Cap Fund	Small-Cap Fund
First $100 million	1.00%	Institutional	1.50%	1.50%
Next $150 million	0.90%	Investor	2.25%	2.25%
Next $250 million	0.85%
Over $500 million	0.80%

Advisor Fees Waived		Expenses Reimbursed
Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund
$39,006	$46,226	$0	$4,882

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2008

Administrator
Prior to May 27, 2008, the Funds paid a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown  in the table below.  The Administrator also received a fee to procure and pay the custodian for the Funds, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these fees is provided below.  For the period December 1, 2007 to May 27, 2008, Nottingham earned $11,420 and $11,419 for the Mid-Cap Fund and Small-Cap Fund, respectively for administration fees.  For the period December 1, 2007 to May 27, 2008, Nottingham earned $17,838 and $17,564 for the Mid-Cap Fund and Small-Cap Fund, respectively for accounting fees including out-of-pocket fees.

Administration Fees*		Custody Fees*
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $50 million Next $50 million Over $100 million	0.125% 0.100% 0.075%	First $100 Million Over $100 Million	0.020% 0.009%

Fund Accounting Fees** (monthly)	Fund Accounting Asset Based Fees
Average Net Assets		Annual Rate	Blue Sky Administration Fees (annual)
$2,250 $750	All Assets	0.01%	$150 per state per class

* Subject to minimum fees of $2,000 per month and $400 per month for Administration and Custody fees, respectively.
** The Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

Effective May 27, 2008, Matrix Capital Group, Inc. (“Matrix”) replaced The Nottingham Company as Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust.  Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period May 27, 2008 to May 31, 2008, Matrix earned $956 and $744 for the Mid-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses.

Compliance Services
Prior to May 27, 2008, Nottingham Compliance Services, LLC, a fully owned affiliate of The Nottingham Company, provided services which assisted the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission. It received compensation for this service at an annual rate of $3,875 per Fund.  For the period December 1, 2007 to May 27, 2008, Nottingham earned $1,813 and $1,844 for the Mid-Cap Fund and Small-Cap Fund, respectively.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2008

Transfer Agent
Prior to May 27, 2008, North Carolina Shareholder Services, LLC (“Transfer Agent”) served as transfer, dividend paying, and shareholder servicing agent for the Funds. It received compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. The Transfer Agent was also reimbursed for out-of-pocket expenses.  For the period December 1, 2007 to May 27, 2008, Nottingham earned $12,534 and $12,444 for the Mid-Cap Fund and Small-Cap Fund, respectively including out-of-pocket expenses.

Distributor
Shields & Company (the “Distributor”) serves as the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the six month period ended May 31, 2008, there were sales charges of $41 for the Mid-Cap Fund and no sales charges for the Small-Cap Fund. During the six month period ended May 31, 2008, there were no commissions on investment transactions paid to the Distributor for the Mid-Cap Fund and Small-Cap Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Distributor.

3.    Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Funds incurred $1,367 and $479, for the Mid-Cap Fund and Small-Cap Fund, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the six month period ended May 31, 2008. The Distributor has voluntarily waived $264 of these fees for the Small-Cap Fund for the six month period ended May 31, 2008.

4.    Purchases and Sales of Investment Securities

For the six month period ended May 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$2,776,310	$2,932,886
Small-Cap Fund	1,652,784	1,583,822

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2008.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2008

5.    Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2007, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2008, and (3) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed		Other Book/Tax Differences	Net Tax Appreciation
	Long-Term Gains	Ordinary Income
Mid-Cap Fund	$2,251,461	$ —	($13,123)	$3,125,341
Small-Cap Fund	1,481,522	21,788	—	1,420,112

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of May 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals and post-October loss deferrals.

Table 2	Federal Tax Cost	Aggregate Gross Unrealized
		Appreciation	Depreciation
Mid-Cap Fund	$12,371,633 9,055,538	$3,974,580	($921,771)
Small-Cap Fund		2,133,264	(443,620)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, foreign currency transactions, and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital.

Table 3	For the six month period ended May 31, 2008 Distributions from		For the fiscal year ended November 30, 2007 Distributions from
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Mid-Cap Fund	$44,714	$2,271,186	$ —	$484,489
Small-Cap Fund	21,791	1,482,814	—	375,432

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2008

6.    Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period ended May 31, 2008	For the Fiscal Year ended November 30, 2007	For the Six Month Period ended May 31, 2008	For the Fiscal Year ended November 30, 2007
Transactions in Capital Shares
Shares sold	1,571	1,728	1,158	944
Reinvested distributions	115,810	22,891	3,810	730
Shares repurchased	(12,222)	(156,422)	(2,115)	(4,721)
Net Increase (Decrease) in Capital Shares	105,159	(131,803)	2,853	(3,047)
Shares Outstanding, Beginning of Period	715,119	846,922	19,626	22,673
Shares Outstanding, End of Period	820,278	715,119	22,479	19,626

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period ended May 31, 2008	For the Fiscal Year ended November 30, 2007	For the Six Month Period ended May 31, 2008	For the Fiscal Year ended November 30, 2007
Transactions in Capital Shares
Shares sold	55,433	2,352	—	—
Reinvested distributions	72,491	15,386	1,292	407
Shares repurchased	(9,506)	(47,677)	—	(3,739)
Net Increase (Decrease) in Capital Shares	118,418	(29,939)	1,292	(3,332)
Shares Outstanding, Beginning of Period	467,537	497,476	6,582	9,914
Shares Outstanding, End of Period	585,955	467,537	7,874	6,582

7.    New Accounting Pronouncements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007.  In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2008

7.    New Accounting Pronouncements (continued)

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of May 31, 2008:

	Investment in securities
Valuation Inputs	Mid-Cap Fund	Small-Cap Fund
Level 1 - Quoted Prices	$15,424,442	$10,745,182
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$15,424,442	$10,745,182

8.    Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

Capital Management Funds

Additional Information (Unaudited)

1.    Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.    Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the Funds at 1-888-626-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

The Capital Management Mutual Funds
is a series of the Capital
Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Matrix Capital Group, Inc.	Capital Management Associates, Inc.
630 Fitzwatertown Road	140 Broadway
Building A 2nd Floor	New York, NY 10005
Willow Grove, PA 19090-1904

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

/s/ Ralph J. Scarpa

By:     Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date:  July 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Ralph J. Scarpa

By:     Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date:  July 31, 2008